Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expense for operating leases	$ 474	$ 429	$ 359
Minimum payments for operating leases having initial or remaining non-cancelable terms
2013	254
2014	193
2015	139
2016	104
2017	74
Thereafter	239
Total	$ 1,003